General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Decrease in general and administrative expense	$ 9,100
General and administrative expense	$ 26,884	$ 36,010